Acquisitions (Details) $ / shares in Units, shares in Millions				12 Months Ended
	Oct. 01, 2015 USD ($) location $ / shares shares	Oct. 17, 2014 item	Oct. 17, 2014 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
ACQUISITIONS
Loans, net				$ 3,095,845,000	$ 3,098,106,000
Deposit				3,374,700,000	3,100,748,000
Stockholders' equity				430,482,000	429,402,000	$ 288,405,000		$ 199,218,000
Assets				4,024,822,000	3,786,157,000
Net cash and cash equivalents (paid) received in connection with acquisitions						30,789,000
Goodwill				85,291,000	85,291,000	30,129,000
Unaudited pro forma information
Net interest income				133,628,000	97,608,000	70,177,000
Noninterest Income				14,196,000	12,187,000	8,056,000
Noninterest Expense				84,498,000	66,178,000	$ 52,433,000
Acquisition Related Expenses
Merger related costs incurred				456,000,000	4,876,000,000
SP Bancorp Inc And Its Wholly Owned Subsidiary Share Plus Bank
ACQUISITIONS
Total assets							$ 348,700,000
Total loans							248,200,000
Total deposits							280,500,000
Total shareholders equity							$ 33,700,000
SP Bancorp Inc And Its Wholly Owned Subsidiary Share Plus Bank
ACQUISITIONS
Number of branches | item		4
Net cash and cash equivalents (paid) received in connection with acquisitions			$ 46,400,000
Acquisition Related Expenses
Merger related costs incurred				51,000,000	386,000,000
Patriot Bancshares Inc
ACQUISITIONS
Total assets	$ 1,400,000,000
Total loans	1,100,000,000
Total deposits	1,100,000,000
Total shareholders equity	$ 125,200,000
Number of shares issued upon merger | shares	10.4
Value of stock issued upon merger	$ 123,700,000
Business Acquisition, Share Price | $ / shares	$ 11.85
Goodwill, Acquired During Period					55,162,000
Series B and C Preferred stock	$ 27,300,000
Goodwill, initial amount recognized					55,162,000
Deferred tax assets, net				7,300,000
Goodwill, deductible for tax purposes					0
Acquisition Related Expenses
Merger related costs incurred				$ 405,000,000	4,490,000,000
Core deposit intangibles | Patriot Bancshares Inc
ACQUISITIONS
Finite-lived Intangible Assets Acquired					$ 8,261,000
Plano Texas
ACQUISITIONS
Number of branches | item			2
Dallas
ACQUISITIONS
Number of branches | item			1
Dallas | Patriot Bancshares Inc
ACQUISITIONS
Number of locations in acquired entity | location	2
Houston | Patriot Bancshares Inc
ACQUISITIONS
Number of locations in acquired entity | location	6
Louisville, Kentucky
ACQUISITIONS
Number of branches | item			1
Fanin County, Texas | Patriot Bancshares Inc
ACQUISITIONS
Number of locations in acquired entity | location	1